Newfound Risk Managed Global Sectors Fund
FUND SUMMARY
Investment Objective:
Long-term capital appreciation with
Preservation of capital as a secondary objective.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 10 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Newfound Risk Managed Global Sectors Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none	none	none
Redemption Fee (as a % of amount redeemed if held less than 30 days)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Newfound Risk Managed Global Sectors Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.55%	0.55%	0.55%
Acquired Fund Fees and Expenses	[1]	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses		2.42%	3.17%	2.17%
Fee Waiver and Expense Reimbursement	[2]	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver		2.22%	2.97%	1.97%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser)) will not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. The waiver may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Newfound Risk Managed Global Sectors Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	787	1,268	1,774	3,159
Class C Shares	300	959	1,642	3,462
Class I Shares	200	660	1,146	2,488

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period beginning on the Fund’s commencement of May 19, 2015 and ended March 31, 2015, the Fund’s portfolio turnover rate was 173% of the average value of its portfolio.

Principal Investment Strategies:

The Fund is comprised of primarily (i) large capitalization equity securities and/or exchange traded funds (“ETFs”) that represent the 11 primary sectors of the S&P Global 1200® Index (“S&P Global”) (ii) investment grade short term fixed income securities and (iii) ETFs that invest in investment grade short-term fixed income securities.  The primary sectors of the S&P Global are: materials, energy, financials, industrials, technology, consumer staples, utilities, health care, consumer discretionary, infrastructure and telecommunications.  The adviser defines “large capitalization equity securities” as securities of companies with market capitalizations of over $10 billion.

The adviser utilizes a rules based investment process to determine which securities to buy and sell for the Fund.  The process relies on signals from its proprietary models, which analyze each of the 11 sectors within the S&P Global.  Sectors that are included in the Fund are generally equally weighted, subject to the adviser’s rebalancing methodology, with a maximum allocation per sector of 25%, measured at the time of rebalancing. As such, when three or fewer sectors are represented in the Fund, the remainder of the Fund’s assets will be held in cash or invested directly or indirectly in investment grade short term fixed income securities, up to 100%.  The Fund’s portfolio is rebalanced weekly using the adviser’s rebalancing methodology, which is based on the adviser’s proprietary quantitative model that seeks to evaluate the underlying trends within each sector. The model identifies which sectors are exhibiting positive or negative momentum. If the momentum of a sector is positive, then it is included in the portfolio. If the momentum is negative, it is excluded from the portfolio.

The Fund has the flexibility to invest in any combination of the securities described above.  The Fund may invest in a basket of equity securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise would not be in the best interests of the Fund and its shareholders.  When the Fund invests in equity securities, it will primarily invest in securities of large capitalization companies; however, it may also invest in medium capitalization companies, which the adviser defines as companies with market capitalizations of between $2 billion and $10 billion.

Under normal circumstances, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers organized or having their principal place of business in at least three different countries outside the U.S., including emerging market countries, or doing a substantial amount (more than 50%) of business outside the U.S., including emerging market countries  Investments in ETFs based on non-U.S. market indexes are considered investments outside the U.S. for purposes of the 40% requirement noted above.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

•	Currency Risk : If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.
•	Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	ETF Risk: ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and also may be higher than other mutual funds that invest directly in securities. ETFs are subject to specific risks, depending on the nature of the ETF.
•	Fixed Income Risk: The Fund may invest in fixed income securities, directly or through ETFs. The credit quality rating of securities may be lowered if an issuer's financial condition deteriorates and issuers may default on their interest and or principal payments. Typically, a rise in interest rates causes a decline in the value of fixed income securities.
•	Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Investment Model Risk: Like all quantitative analysis, the adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. For example, the adviser’s model is based on the premise that price and volatility are significant factors in distinguishing event windows and approximating market sentiment. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s algorithmic model. No assurance can be given that the fund will be successful under all or any market conditions.
•	Limited History of Operations: The Fund has a limited history of operations for investors to evaluate. Investors bear the risk that the Fund may not be able to implement its investment strategies or attract sufficient assets.
•	Management Risk: The Adviser's reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
•	Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.
•	Medium Capitalization Stock Risk: The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
•	Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.thinknewfound.com or by calling 1-855-394-9777.